Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
7.	Accumulated Other Comprehensive Income
The following table presents a rollforward of the changes in accumulated other comprehensive income for the three months ended March 31, 2021 and 2020, which is all attributable to unrealized gains on available-for-sale
securities. All amounts are net of tax.

	2021	2020
Balance at beginning of period	$1,557	$421
Unrealized gain	(531)	834
Amount reclassified for gains included in realized gain on marketable securities	(45)	(15)

Balance at end of period	$981	$1,240